Share Capital - Schedule of Classes of Share Capital (Parenthetical) (Details) - ¥ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Abstract]
Par value per share	¥ 0.000083	¥ 0.000083	¥ 0.000083	¥ 0.000083
Number of shares authorized	4,800,000,000	4,800,000,000	4,800,000,000	4,800,000,000